Sale of Cybersecurity Assets - Schedule of Loss on Sale of Cybersecurity Assets (Details) (10 K) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 19, 2018	Mar. 16, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash proceeds	$ 60	$ 60		$ 60	$ 60
Loss on sale of cybersecurity assets				$ (127)
Cybersecurity Assets [Member]
Cash proceeds					60
Less: Assets sold					(27)
Less: Separation payments to former management					(40)
Less: Common stock issued to former management, at fair value					(120)
Loss on sale of cybersecurity assets					$ (127)